NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-5 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

2

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WRASP	2,636,928	$25,721,317	$27,535,859	$-	$27,535,859	$533	$27,535,326
WRBDP	1,885,312	10,343,269	11,409,340	-	11,409,340	14	11,409,326
WRBP	1,601,174	13,150,880	13,945,261	5	13,945,266	-	13,945,266
WRCEP	2,392,975	28,159,027	34,371,497	-	34,371,497	1,006	34,370,491
WRDIV	1,016,656	6,958,486	6,119,658	18	6,119,676	-	6,119,676
WRENG	437,961	1,797,320	1,086,539	-	1,086,539	1	1,086,538
WRGNR	853,863	3,911,458	2,818,090	-	2,818,090	1	2,818,089
WRGP	4,248,759	44,788,943	53,967,732	11	53,967,743	-	53,967,743
WRHIP	3,554,752	12,563,033	12,069,095	-	12,069,095	415	12,068,680
WRI2P	382,903	6,312,573	6,258,777	-	6,258,777	2	6,258,775
WRIP	2,605,723	11,592,792	11,188,193	-	11,188,193	427	11,187,766
WRMCG	734,130	7,768,124	12,835,531	9	12,835,540	-	12,835,540
WRMMP	2,319,888	2,319,890	2,319,888	-	2,319,888	413	2,319,475
WRPAP	215,004	1,012,144	1,056,914	-	1,056,914	7	1,056,907
WRPCP	285,901	1,406,866	1,519,507	-	1,519,507	3	1,519,504
WRPMAP	825,189	4,123,588	4,276,956	6	4,276,962	-	4,276,962
WRPMCP	234,369	1,154,120	1,233,626	5	1,233,631	-	1,233,631
WRPMP	457,757	2,228,459	2,355,709	5	2,355,714	-	2,355,714
WRRESP	462,284	3,549,551	3,223,411	-	3,223,411	-	3,223,411
WRSCP	2,165,522	20,970,696	26,159,503	-	26,159,503	1,052	26,158,451
WRSCV	305,958	4,575,652	4,237,398	-	4,237,398	17	4,237,381
WRSTP	1,161,101	26,433,461	41,651,265	-	41,651,265	1,013	41,650,252
WRVP	2,087,261	12,576,492	13,355,967	-	13,355,967	13	13,355,954

Total (unaudited)			$294,995,716	$59	$294,995,775	$4,917	$294,990,858

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,710,872	505,337	269,452	171,326	159,901	137,183	17,608	57,346

Net investment income (loss)	2,710,872	505,337	269,452	171,326	159,901	137,183	17,608	57,346

Realized gain (loss) on investments	637,914	12,880	37,404	(113,747)	80,631	(135,062)	(126,326)	(145,151)
Change in unrealized gain (loss) on investments	32,628,180	2,400,956	829,534	1,005,007	4,226,034	162,089	(282,389)	(253,482)

Net gain (loss) on investments	33,266,094	2,413,836	866,938	891,260	4,306,665	27,027	(408,715)	(398,633)

Reinvested capital gains	15,789,578	416,332	-	652,964	1,622,682	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,766,544	3,335,505	1,136,390	1,715,550	6,089,248	164,210	(391,107)	(341,287)

Investment Activity:	WRGP	WRHIP	WRI2P	WRIP	WRMCG	WRMMP	WRPAP	WRPCP
Reinvested dividends	$-	778,278	123,797	38,431	-	7,199	12,928	23,589

Net investment income (loss)	-	778,278	123,797	38,431	-	7,199	12,928	23,589

Realized gain (loss) on investments	572,864	(35,832)	(147,810)	(1,072,011)	380,683	-	(63,119)	(3,005)
Change in unrealized gain (loss) on investments	6,038,994	(58,863)	407,089	2,959,201	3,201,167	-	39,680	62,386

Net gain (loss) on investments	6,611,858	(94,695)	259,279	1,887,190	3,581,850	-	(23,439)	59,381

Reinvested capital gains	6,181,510	-	961	-	694,036	-	112,004	87,999

Net increase (decrease) in contract owners’ equity resulting from operations	$12,793,368	683,583	384,037	1,925,621	4,275,886	7,199	101,493	170,969

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPMAP	WRPMCP	WRPMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$63,686	20,651	48,824	50,401	-	-	-	224,935

Net investment income (loss)	63,686	20,651	48,824	50,401	-	-	-	224,935

Realized gain (loss) on investments	(70,638)	5,453	(37,035)	(52,420)	34,824	(72,218)	1,585,719	1,830
Change in unrealized gain (loss) on investments	77,426	55,092	12,712	(337,084)	7,151,970	189,092	5,160,241	(418,672)

Net gain (loss) on investments	6,788	60,545	(24,323)	(389,504)	7,186,794	116,874	6,745,960	(416,842)

Reinvested capital gains	458,938	98,200	290,612	230,655	-	177,381	4,295,301	470,003

Net increase (decrease) in contract owners’ equity resulting from operations	$529,412	179,396	315,113	(108,448)	7,186,794	294,255	11,041,261	278,096

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		WRASP		WRBDP		WRBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,710,872	2,621,024	505,337	507,018	269,452	267,597	171,326	199,920
Realized gain (loss) on investments	637,914	1,795,725	12,880	158,789	37,404	(34,594)	(113,747)	(106,237)
Change in unrealized gain (loss) on investments	32,628,180	22,354,349	2,400,956	2,979,342	829,534	890,445	1,005,007	1,283,786
Reinvested capital gains	15,789,578	30,074,063	416,332	966,077	-	-	652,964	900,679

Net increase (decrease) in contract owners’ equity resulting from operations	51,766,544	56,845,161	3,335,505	4,611,226	1,136,390	1,123,448	1,715,550	2,278,148

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,622,672	8,695,854	1,018,633	1,091,322	404,721	419,792	469,231	469,518
Transfers between funds	-	-	(187,793)	(686,005)	335,214	153,771	(29,936)	233,609
Surrenders (notes 2, 3, 4, 5 and 6)	(18,185,596)	(19,796,422)	(1,578,068)	(2,055,543)	(748,760)	(854,480)	(752,605)	(802,088)
Adjustments to maintain reserves	(813)	(730)	(42)	(89)	(24)	4	16	3

Net equity transactions	(9,563,737)	(11,101,298)	(747,270)	(1,650,315)	(8,849)	(280,913)	(313,294)	(98,958)

Net change in contract owners’ equity	42,202,807	45,743,863	2,588,235	2,960,911	1,127,541	842,535	1,402,256	2,179,190
Contract owners’ equity at beginning of period	252,788,051	207,044,188	24,947,091	21,986,180	10,281,785	9,439,250	12,543,010	10,363,820

Contract owners’ equity at end of period	$294,990,858	252,788,051	27,535,326	24,947,091	11,409,326	10,281,785	13,945,266	12,543,010

CHANGE IN UNITS:
Beginning units	7,383,512	7,685,835	590,905	634,184	448,915	462,314	383,159	386,531
Units purchased	547,327	555,683	31,776	35,077	34,761	30,183	18,315	25,556
Units surrendered	(707,987)	(858,006)	(49,951)	(78,356)	(34,756)	(43,582)	(28,166)	(28,928)

Ending units	7,222,852	7,383,512	572,730	590,905	448,920	448,915	373,308	383,159

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRCEP		WRDIV		WRENG		WRGNR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$159,901	157,928	137,183	157,338	17,608	-	57,346	28,863
Realized gain (loss) on investments	80,631	589,953	(135,062)	18,596	(126,326)	(174,804)	(145,151)	(154,523)
Change in unrealized gain (loss) on investments	4,226,034	3,856,289	162,089	(461,270)	(282,389)	212,711	(253,482)	395,412
Reinvested capital gains	1,622,682	2,782,854	-	1,446,247	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,089,248	7,387,024	164,210	1,160,911	(391,107)	37,907	(341,287)	269,752

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	830,352	849,389	250,317	267,610	109,133	104,462	251,660	277,635
Transfers between funds	(583,213)	(188,538)	(10,825)	(86,440)	219,548	60,233	28,943	(140,283)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,102,564)	(2,419,564)	(304,424)	(413,264)	(46,739)	(90,337)	(138,715)	(230,075)
Adjustments to maintain reserves	(150)	(220)	2	6	-	(4)	6	3

Net equity transactions	(1,855,575)	(1,758,933)	(64,930)	(232,088)	281,942	74,354	141,894	(92,720)

Net change in contract owners’ equity	4,233,673	5,628,091	99,280	928,823	(109,165)	112,261	(199,393)	177,032
Contract owners’ equity at beginning of period	30,136,818	24,508,727	6,020,396	5,091,573	1,195,703	1,083,442	3,017,482	2,840,450

Contract owners’ equity at end of period	$34,370,491	30,136,818	6,119,676	6,020,396	1,086,538	1,195,703	2,818,089	3,017,482

CHANGE IN UNITS:
Beginning units	879,466	937,593	201,403	209,760	139,928	131,199	277,517	285,937
Units purchased	30,858	34,855	13,954	11,042	76,565	21,107	43,663	34,978
Units surrendered	(84,907)	(92,982)	(16,883)	(19,399)	(15,198)	(12,378)	(26,696)	(43,398)

Ending units	825,417	879,466	198,474	201,403	201,295	139,928	294,484	277,517

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGP		WRHIP		WRI2P		WRIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	778,278	736,876	123,797	86,002	38,431	58,162
Realized gain (loss) on investments	572,864	419,760	(35,832)	(6,577)	(147,810)	20,840	(1,072,011)	(316,135)
Change in unrealized gain (loss) on investments	6,038,994	1,913,028	(58,863)	451,149	407,089	372,820	2,959,201	(3,620,194)
Reinvested capital gains	6,181,510	9,858,121	-	-	961	451,521	-	5,911,513

Net increase (decrease) in contract owners’ equity resulting from operations	12,793,368	12,190,909	683,583	1,181,448	384,037	931,183	1,925,621	2,033,346

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,118,429	1,127,205	385,313	412,965	263,171	275,117	380,941	396,413
Transfers between funds	(468,927)	(347,514)	162,803	(50,521)	156,716	(137,708)	(198,841)	(111,882)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,426,343)	(3,165,695)	(587,777)	(859,476)	(323,068)	(355,314)	(547,814)	(661,515)
Adjustments to maintain reserves	(4)	19	(21)	(49)	5	(7)	(72)	(72)

Net equity transactions	(2,776,845)	(2,385,985)	(39,682)	(497,081)	96,824	(217,912)	(365,786)	(377,056)

Net change in contract owners’ equity	10,016,523	9,804,924	643,901	684,367	480,861	713,271	1,559,835	1,656,290
Contract owners’ equity at beginning of period	43,951,220	34,146,296	11,424,779	10,740,412	5,777,914	5,064,643	9,627,931	7,971,641

Contract owners’ equity at end of period	$53,967,743	43,951,220	12,068,680	11,424,779	6,258,775	5,777,914	11,187,766	9,627,931

CHANGE IN UNITS:
Beginning units	1,096,924	1,164,005	294,007	307,330	204,749	213,025	374,241	390,207
Units purchased	36,810	41,313	17,479	13,306	17,085	14,364	21,014	22,151
Units surrendered	(101,996)	(108,394)	(18,565)	(26,629)	(14,915)	(22,640)	(34,602)	(38,117)

Ending units	1,031,738	1,096,924	292,921	294,007	206,919	204,749	360,653	374,241

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRMMP		WRPAP		WRPCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	7,199	32,330	12,928	33,038	23,589	25,424
Realized gain (loss) on investments	380,683	180,329	-	-	(63,119)	(5,256)	(3,005)	540
Change in unrealized gain (loss) on investments	3,201,167	1,023,134	-	-	39,680	75,689	62,386	75,216
Reinvested capital gains	694,036	1,375,737	-	272	112,004	105,289	87,999	62,948

Net increase (decrease) in contract owners’ equity resulting from operations	4,275,886	2,579,200	7,199	32,602	101,493	208,760	170,969	164,128

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	275,641	283,266	112,874	111,018	51,577	50,755	17,983	10,777
Transfers between funds	(407,595)	(31,401)	1,055,899	786,511	(337,016)	388,812	499	782,618
Surrenders (notes 2, 3, 4, 5 and 6)	(501,234)	(528,401)	(792,489)	(804,076)	(34,289)	(97,435)	(29,618)	(96,620)
Adjustments to maintain reserves	(6)	28	74	10	3	(16)	5	(10)

Net equity transactions	(633,194)	(276,508)	376,358	93,463	(319,725)	342,116	(11,131)	696,765

Net change in contract owners’ equity	3,642,692	2,302,692	383,557	126,065	(218,232)	550,876	159,838	860,893
Contract owners’ equity at beginning of period	9,192,848	6,890,156	1,935,918	1,809,853	1,275,139	724,263	1,359,666	498,773

Contract owners’ equity at end of period	$12,835,540	9,192,848	2,319,475	1,935,918	1,056,907	1,275,139	1,519,504	1,359,666

CHANGE IN UNITS:
Beginning units	193,235	199,782	150,842	143,602	57,211	40,046	77,309	32,516
Units purchased	6,923	8,514	57,863	73,784	3,021	22,107	1,087	50,621
Units surrendered	(19,082)	(15,061)	(28,651)	(66,544)	(19,248)	(4,942)	(1,713)	(5,828)

Ending units	181,076	193,235	180,054	150,842	40,984	57,211	76,683	77,309

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMAP		WRPMCP		WRPMP		WRRESP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,686	98,489	20,651	16,005	48,824	70,404	50,401	50,599
Realized gain (loss) on investments	(70,638)	(102,181)	5,453	(5,723)	(37,035)	(69,297)	(52,420)	(33,405)
Change in unrealized gain (loss) on investments	77,426	389,364	55,092	55,496	12,712	249,077	(337,084)	652,430
Reinvested capital gains	458,938	334,916	98,200	44,354	290,612	217,274	230,655	14,158

Net increase (decrease) in contract owners’ equity resulting from operations	529,412	720,588	179,396	110,132	315,113	467,458	(108,448)	683,782

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	189,451	201,290	30,914	34,201	106,005	131,197	125,184	129,899
Transfers between funds	2,808	220,738	411,657	144,569	37,838	(447,747)	9,977	(83,115)
Surrenders (notes 2, 3, 4, 5 and 6)	(371,768)	(765,404)	(203,793)	(111,283)	(803,107)	(265,967)	(126,665)	(260,185)
Adjustments to maintain reserves	4	7	(1)	3	4	11	6	(9)

Net equity transactions	(179,505)	(343,369)	238,777	67,490	(659,260)	(582,506)	8,502	(213,410)

Net change in contract owners’ equity	349,907	377,219	418,173	177,622	(344,147)	(115,048)	(99,946)	470,372
Contract owners’ equity at beginning of period	3,927,055	3,549,836	815,458	637,836	2,699,861	2,814,909	3,323,357	2,852,985

Contract owners’ equity at end of period	$4,276,962	3,927,055	1,233,631	815,458	2,355,714	2,699,861	3,223,411	3,323,357

CHANGE IN UNITS:
Beginning units	188,566	206,928	43,460	39,720	136,914	169,944	92,549	98,858
Units purchased	17,537	22,774	25,146	9,968	6,053	7,557	6,651	4,873
Units surrendered	(27,705)	(41,136)	(10,688)	(6,228)	(38,494)	(40,587)	(6,536)	(11,182)

Ending units	178,398	188,566	57,918	43,460	104,473	136,914	92,664	92,549

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSCP		WRSCV		WRSTP		WRVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	224,935	95,031
Realized gain (loss) on investments	34,824	271,481	(72,218)	(63,062)	1,585,719	1,105,661	1,830	101,570
Change in unrealized gain (loss) on investments	7,151,970	2,125,656	189,092	145,197	5,160,241	7,357,998	(418,672)	1,931,574
Reinvested capital gains	-	1,470,164	177,381	678,521	4,295,301	2,805,734	470,003	647,684

Net increase (decrease) in contract owners’ equity resulting from operations	7,186,794	3,867,301	294,255	760,656	11,041,261	11,269,393	278,096	2,775,859

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	727,579	667,839	137,691	136,692	908,726	822,480	457,146	425,012
Transfers between funds	(18,826)	(13,273)	87,729	111,390	(534,569)	(547,623)	267,910	(10,201)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,463,338)	(1,533,909)	(122,601)	(290,244)	(2,518,084)	(2,209,378)	(661,733)	(926,169)
Adjustments to maintain reserves	(289)	(136)	(34)	1	(276)	(220)	(19)	7

Net equity transactions	(754,874)	(879,479)	102,785	(42,161)	(2,144,203)	(1,934,741)	63,304	(511,351)

Net change in contract owners’ equity	6,431,920	2,987,822	397,040	718,495	8,897,058	9,334,652	341,400	2,264,508
Contract owners’ equity at beginning of period	19,726,531	16,738,709	3,840,341	3,121,846	32,753,194	23,418,542	13,014,554	10,750,046

Contract owners’ equity at end of period	$26,158,451	19,726,531	4,237,381	3,840,341	41,650,252	32,753,194	13,355,954	13,014,554

CHANGE IN UNITS:
Beginning units	552,734	578,620	95,730	96,751	550,457	588,332	353,291	368,651
Units purchased	27,486	24,927	8,210	7,228	18,736	21,097	26,334	18,301
Units surrendered	(47,796)	(50,813)	(5,246)	(8,249)	(52,072)	(58,972)	(24,121)	(33,661)

Ending units	532,424	552,734	98,694	95,730	517,121	550,457	355,504	353,291

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-5 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

There were no subaccount name changes for the one-year period ended December 31, 2020.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 0.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 2.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.0001 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$10 - $20 per policy, per month
Underwriting and Distribution Charge – assessed through a surrender of units	$0.06 - $0.40 per $1,000 of specified amount (capped at $50.00 per month)
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.9% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider	$42 - $315 per $1000 of the rider’s benefit amount
Deductions Waiver Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Guard Rider	$1.50 - $46.00 per $1,000 of the policy’s cash value
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Estate Protection Rider Charge	$0.0001 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $356,380 and $365,463, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Select Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.08 per $1,000 of cash value attributable to the variable account in excess of $25,000. For Select Life II policies, during the first through tenth policy year, the Company deducts a monthly charge of $6.00 per $1,000 on the first $25,000 of cash value attributable to the variable account, $3.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $1.00 per $1,000 of cash value attributable to the variable account in excess of $250,000; during the eleventh through twentieth policy year, the Company deducts a monthly charge of $3.00 per $1,000 on the first $25,000 of cash attributable to the variable account, $2.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.50 per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life policies are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $3,783,255 and $3,731,728, respectively, and total transfers from the Separate Account to the fixed account were $5,112,321 and $3,913,475, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$294,995,716	$-	$-	$294,995,716

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$1,383,222	$1,208,782
WRBDP	1,145,537	884,912
WRBP	1,221,054	710,072
WRCEP	2,116,206	2,189,049
WRDIV	482,521	410,269
WRENG	360,909	61,359
WRGNR	357,325	158,090
WRGP	6,950,014	3,545,345
WRHIP	1,222,871	484,254
WRI2P	759,545	537,970
WRIP	538,311	865,594
WRMCG	1,073,594	1,012,745
WRMMP	832,884	449,402
WRPAP	190,060	384,856
WRPCP	130,270	29,818
WRPMAP	665,548	322,433
WRPMCP	559,388	201,760
WRPMP	452,614	772,441
WRRESP	484,099	194,548
WRSCP	573,783	1,328,366
WRSCV	440,546	160,346
WRSTP	4,667,206	2,515,832
WRVP	1,415,333	657,072

	$28,022,840	$19,085,315

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	572,730	$48.08	$27,535,326	2.09%	13.88%
2019	0.00%	590,905	42.22	24,947,091	2.15%	21.78%
2018	0.00%	634,184	34.67	21,986,180	1.82%	-5.44%
2017	0.00%	684,385	36.66	25,091,169	1.58%	18.27%
2016	0.00%	748,539	31.00	23,203,463	0.58%	-2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.00%	448,920	25.42	11,409,326	2.49%	10.97%
2019	0.00%	448,915	22.90	10,281,785	2.70%	12.18%
2018	0.00%	462,314	20.42	9,439,250	2.12%	-1.90%
2017	0.00%	474,912	20.81	9,884,586	1.58%	4.01%
2016	0.00%	487,846	20.01	9,761,918	2.37%	4.03%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.00%	373,308	37.36	13,945,266	1.40%	14.11%
2019	0.00%	383,159	32.74	12,543,010	1.73%	22.09%
2018	0.00%	386,531	26.81	10,363,820	1.59%	-3.24%
2017	0.00%	399,366	27.71	11,066,483	1.58%	11.37%
2016	0.00%	421,305	24.88	10,482,698	1.36%	2.03%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	0.00%	825,417	41.64	34,370,491	0.54%	21.52%
2019	0.00%	879,466	34.27	30,136,818	0.57%	31.09%
2018	0.00%	937,593	26.14	24,508,727	0.46%	-4.51%
2017	0.00%	1,003,434	27.37	27,468,752	0.44%	20.75%
2016	0.00%	1,115,209	22.67	25,281,902	0.45%	3.74%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	0.00%	198,474	30.83	6,119,676	2.56%	3.15%
2019	0.00%	201,403	29.89	6,020,396	2.81%	23.15%
2018	0.00%	209,760	24.27	5,091,573	1.64%	-11.68%
2017	0.00%	212,671	27.48	5,844,756	1.26%	15.56%
2016	0.00%	226,002	23.78	5,374,781	1.23%	6.95%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.00%	201,295	5.40	1,086,538	2.08%	-36.83%
2019	0.00%	139,928	8.55	1,195,703	0.00%	3.48%
2018	0.00%	131,199	8.26	1,083,442	0.00%	-34.14%
2017	0.00%	147,739	12.54	1,852,359	0.74%	-12.64%
2016	0.00%	158,456	14.35	2,274,286	0.13%	34.55%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.00%	294,484	9.57	2,818,089	2.28%	-11.99%
2019	0.00%	277,517	10.87	3,017,482	0.98%	9.46%
2018	0.00%	285,937	9.93	2,840,450	0.30%	-23.23%
2017	0.00%	299,027	12.94	3,869,383	0.14%	2.97%
2016	0.00%	317,214	12.57	3,986,393	0.69%	23.81%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.00%	1,031,738	52.31	53,967,743	0.00%	30.55%
2019	0.00%	1,096,924	40.07	43,951,220	0.00%	36.59%
2018	0.00%	1,164,005	29.34	34,146,296	0.03%	2.28%
2017	0.00%	1,237,042	28.68	35,478,587	0.25%	29.34%
2016	0.00%	1,317,514	22.17	29,215,310	0.02%	1.22%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	292,921	41.20	12,068,680	7.09%	6.03%
2019	0.00%	294,007	38.86	11,424,779	6.56%	11.19%
2018	0.00%	307,330	34.95	10,740,412	6.30%	-2.11%
2017	0.00%	325,738	35.70	11,629,677	5.55%	6.68%
2016	0.00%	351,140	33.47	11,751,800	7.24%	16.19%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	0.00%	206,919	30.25	6,258,775	2.34%	7.19%
2019	0.00%	204,749	28.22	5,777,914	1.57%	18.69%
2018	0.00%	213,025	23.77	5,064,643	1.57%	-17.81%
2017	0.00%	218,981	28.93	6,334,554	1.39%	23.16%
2016	0.00%	226,312	23.49	5,315,757	1.37%	1.08%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	0.00%	360,653	31.02	11,187,766	0.40%	20.58%
2019	0.00%	374,241	25.73	9,627,931	0.65%	25.93%
2018	0.00%	390,207	20.43	7,971,641	0.47%	-6.27%
2017	0.00%	408,009	21.80	8,892,909	0.05%	24.52%
2016	0.00%	419,818	17.50	7,348,337	0.21%	-3.04%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	181,076	70.88	12,835,540	0.00%	49.00%
2019	0.00%	193,235	47.57	9,192,848	0.00%	37.94%
2018	0.00%	199,782	34.49	6,890,156	0.00%	-0.06%
2017	0.00%	200,323	34.51	6,912,812	0.00%	26.89%
2016	0.00%	201,295	27.19	5,474,098	0.00%	6.12%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	0.00%	180,054	12.88	2,319,475	0.33%	0.37%
2019	0.00%	150,842	12.83	1,935,918	1.79%	1.83%
2018	0.00%	143,602	12.60	1,809,853	1.53%	1.52%
2017	0.00%	140,714	12.41	1,746,829	0.58%	0.59%
2016	0.00%	182,117	12.34	2,247,642	0.13%	0.13%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	0.00%	40,984	25.79	1,056,907	1.28%	15.70%
2019	0.00%	57,211	22.29	1,275,139	2.96%	23.24%
2018	0.00%	40,046	18.09	724,263	1.77%	-4.27%
2017	0.00%	40,148	18.89	758,461	0.90%	19.83%
2016	0.00%	41,846	15.76	659,694	1.47%	4.80%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	76,683	19.82	1,519,504	1.71%	12.67%
2019	0.00%	77,309	17.59	1,359,666	2.05%	14.66%
2018	0.00%	32,516	15.34	498,773	1.13%	-1.93%
2017	0.00%	31,144	15.64	487,113	0.69%	10.51%
2016	0.00%	29,315	14.15	414,905	1.18%	2.84%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.00%	178,398	23.97	4,276,962	1.70%	15.12%
2019	0.00%	188,566	20.83	3,927,055	2.67%	21.40%
2018	0.00%	206,928	17.15	3,549,836	1.70%	-4.71%
2017	0.00%	210,612	18.00	3,791,478	0.73%	16.72%
2016	0.00%	182,365	15.42	2,812,734	1.56%	4.52%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	57,918	21.30	1,233,631	2.07%	13.52%
2019	0.00%	43,460	18.76	815,458	2.23%	16.85%
2018	0.00%	39,720	16.06	637,836	1.32%	-2.67%
2017	0.00%	40,677	16.50	671,098	0.83%	12.77%
2016	0.00%	28,816	14.63	421,593	1.37%	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	104,473	22.55	2,355,714	1.88%	14.35%
2019	0.00%	136,914	19.72	2,699,861	2.59%	19.05%
2018	0.00%	169,944	16.56	2,814,909	1.38%	-3.90%
2017	0.00%	170,357	17.24	2,936,318	0.82%	14.69%
2016	0.00%	270,072	15.03	4,058,622	1.23%	3.64%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.00%	92,664	34.79	3,223,411	1.69%	-3.13%
2019	0.00%	92,549	35.91	3,323,357	1.57%	24.43%
2018	0.00%	98,858	28.86	2,852,985	1.56%	-5.57%
2017	0.00%	116,629	30.56	3,564,458	1.30%	5.39%
2016	0.00%	125,237	29.00	3,631,931	1.08%	4.26%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.00%	532,424	49.13	26,158,451	0.00%	37.66%
2019	0.00%	552,734	35.69	19,726,531	0.00%	23.37%
2018	0.00%	578,620	28.93	16,738,709	0.38%	-4.11%
2017	0.00%	535,744	30.17	16,163,225	0.00%	23.12%
2016	0.00%	566,365	24.50	13,878,748	0.00%	2.91%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	0.00%	98,694	42.93	4,237,381	0.00%	7.02%
2019	0.00%	95,730	40.12	3,840,341	0.00%	24.33%
2018	0.00%	96,751	32.27	3,121,846	0.11%	-10.49%
2017	0.00%	107,816	36.05	3,886,422	0.00%	13.73%
2016	0.00%	119,284	31.70	3,780,849	0.39%	28.88%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	517,121	80.54	41,650,252	0.00%	35.36%
2019	0.00%	550,457	59.50	32,753,194	0.00%	49.48%
2018	0.00%	588,332	39.80	23,418,542	0.00%	-5.23%
2017	0.00%	629,498	42.00	26,441,256	0.00%	32.12%
2016	0.00%	685,322	31.79	21,788,591	0.00%	1.54%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	0.00%	355,504	37.57	13,355,954	1.98%	1.98%
2019	0.00%	353,291	36.84	13,014,554	0.80%	26.33%
2018	0.00%	368,651	29.16	10,750,046	1.85%	-7.24%
2017	0.00%	374,324	31.44	11,766,912	1.40%	12.49%
2016	0.00%	397,244	27.94	11,100,545	1.22%	11.14%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.